PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                             PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002






                                    CONTENTS



Report of Independent Auditors ................................  1

Statement of Assets, Liabilities and Members' Capital .........  2

Statement of Operations .......................................  3

Statements of Changes in Members' Capital .....................  4

Notes to Financial Statements .................................  5

Schedule of Portfolio Investments ............................. 11

Report of Independent Auditors

To the Members and Board of Directors of PW Sequoia Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Sequoia Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Sequoia Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/  ERNST & YOUNG LLP

New York, New York
February 14, 2003

                                                                       PW SEQUOIA FUND, L.L.C.
                                         STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

----------------------------------------------------------------------------------------------

                                                                             DECEMBER 31, 2002

----------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $63,721,144)                           $ 64,635,730
Cash and cash equivalents                                                          41,798,521
Receivables:
  Due from broker                                                                  10,041,239
  Investments sold, not settled                                                     6,563,906
  Interest                                                                             23,416
  Dividends                                                                            16,037
----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                      123,078,849
----------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $8,033,532)         7,762,296
Payables:
  Withdrawals payable                                                              13,711,177
  Investments purchased, not settled                                                2,478,694
  Management fee                                                                      122,625
  Professional fees                                                                    83,087
  Administration fees                                                                  49,362
  Other payables                                                                       77,036
----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  24,284,277
----------------------------------------------------------------------------------------------

NET ASSETS                                                                       $ 98,794,572
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                        $ 97,608,750
Accumulated net unrealized appreciation on investments                              1,185,822
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                 $ 98,794,572
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                 PW SEQUOIA FUND, L.L.C.
                                                                 STATEMENT OF OPERATIONS

----------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                                    $ 338,182
  Dividends                                                                     296,580
----------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                         634,762
----------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                              1,667,976
  Professional fee                                                              155,169
  Administration fee                                                            152,662
  Dividends                                                                      96,416
  Custody fees                                                                   91,405
  Interest                                                                        7,069
  Miscellaneous                                                                  88,415
----------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                2,259,112
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                          (1,624,350)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
     FROM INVESTMENTS

  Net realized loss from investments                                         (8,241,668)
  Change in net unrealized appreciation/depreciation from investments       (18,348,842)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                           (26,590,510)
----------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                      $ (28,214,860)
----------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                                                PW SEQUOIA FUND, L.L.C.
                                                                              STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                 YEARS ENDED DECEMBER 31, 2002 AND 2001
-----------------------------------------------------------------------------------------------------------------------

                                                             MANAGING
                                                              MEMBER                 MEMBERS                TOTAL
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2001                          $ 973,819           $ 150,608,013           $ 151,581,832

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                   5,153              (1,334,614)             (1,329,461)
  Net realized loss from investments                          (163,375)            (29,485,177)            (29,648,552)
  Change in net unrealized
      appreciation/depreciation from investments                56,257              11,086,544              11,142,801
Incentive allocation                                             1,191                      --                   1,191
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                 (100,774)            (19,733,247)            (19,834,021)
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --              34,789,556              34,789,556
  Members' withdrawals                                              --             (10,334,701)            (10,334,701)
  Offering costs                                                  (114)                (21,459)                (21,573)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                           (114)             24,433,396              24,433,282
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                        $ 872,931           $ 155,308,162           $ 156,181,093
-----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                     274              (1,625,196)             (1,624,922)
  Net realized loss from investments                           (58,237)             (8,184,004)             (8,242,241)
  Change in net unrealized
      appreciation/depreciation from investments              (103,945)            (18,245,469)            (18,349,414)
Incentive allocation                                             1,717                      --                   1,717
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                 (160,191)            (28,054,669)            (28,214,860)
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --               1,552,475               1,552,475
  Members' withdrawals                                          (2,481)            (30,720,186)            (30,722,667)
  Offering costs                                                    (9)                 (1,460)                 (1,469)
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                         (2,490)            (29,169,171)            (29,171,661)
-----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                        $ 710,250           $  98,084,322           $  98,794,572
-----------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                         PW SEQUOIA FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). Operations of the Fund commenced on October 1, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FPA will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FPA is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         PW SEQUOIA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At December 31, 2002, no securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                         PW SEQUOIA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE,  INCENTIVE  ALLOCATION,  RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to PWFA out of fund assets and debited against Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by PWFA to FPA.

                                                         PW SEQUOIA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2002, UBS PWI and its affiliates earned brokerage commissions of $3,668 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund, and generally at the end of each fiscal year thereafter, the
         Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2002 and 2001 was $1,717 and $1,191, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of December 31, 2002 or December 31, 2001, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services.

                                                         PW SEQUOIA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates.
         Additionally the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2002, amounted to $705,330,716 and $748,743,797, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $331,629,700 and $329,716,973, respectively, and purchases and sales of options amounting to $7,272,520 and $8,475,448 respectively. Net realized gains resulting from short positions was $1,040,443 for the year ended December 31, 2002.

         At December 31, 2002, the tax basis of investments was $57,092,858 resulting in accumulated net unrealized depreciation on investments of $219,424 consisting of $6,569,304 gross unrealized appreciation and $6,788,728 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2002, the Fund's average interest rate paid on borrowings was 2.48% per annum and the average borrowings outstanding were $285,453. The Fund had no borrowings outstanding at December 31, 2002.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                         PW SEQUOIA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2002, the Fund did not trade any forward or futures contracts.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                      PERIOD FROM OCTOBER 1,
                                                                                                       2000 (COMMENCEMENT OF
                                                                    YEARS ENDED DECEMBER 31,            OPERATIONS) THROUGH
                                                                   2002                   2001            DECEMBER 31, 2000
                                                                   ----                   ----            -----------------
  Ratio of net investment loss to average net assets***           (1.20)%              (0.86)%              ( 0.50)%*
  Ratio of total expenses to average net assets***                  1.67%                1.60%                 2.74%*
  Portfolio turnover rate                                         336.06%              420.05%                59.72%
  Total return                                                   (19.58)%**           (11.87)%**             (3.94)%**
  Average debt ratio***                                             0.21%                0.89%                 2.60%
  Net asset value at end of period                               $98,794,572          $156,181,093          $151,581,832


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                          PW SEQUOIA FUND L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

          UNITED STATES OF AMERICA
          ------------------------
          INVESTMENTS IN SECURITIES (65.43%)
          ----------------------------------
          COMMON STOCK (65.43%)
          ---------------------

          AGRICULTURAL OPERATIONS (2.03%)
  98,300  Delta & Pine Land Co.                                     $ 2,006,303
                                                                    -----------

          APPLICATIONS SOFTWARE (0.44%)
  35,400  Citrix Systems, Inc.*                                         436,128
                                                                    -----------

          AUDIO/VIDEO PRODUCTS (2.07%)
  34,400  Harman International, (a)                                   2,046,800
                                                                    -----------

          BUILDING-RESIDENTIAL/COMMERCIAL (1.43%)
  81,350  D.R. Horton, Inc., (a)                                      1,411,422
                                                                    -----------

          COMMERCIAL SERVICES - FINANCE (0.38%)
  23,300  NCO Group, Inc.*                                              371,635
                                                                    -----------

          COMPUTER SERVICES (1.18%)
  81,000  Ceridian Corp.*, (a)                                        1,168,020
                                                                    -----------

          CONSULTING SERVICES (0.36%)
  51,400  BearingPoint, Inc.*                                           354,660
                                                                    -----------

          CONTAINERS - METAL/GLASS (0.41%)
  51,500  Crown Cork & Seal Co., Inc.*                                  409,425
                                                                    -----------

          CONTAINERS - PAPER/PLASTIC (1.56%)
  99,900  Smurfit-Stone Container Corp.*                              1,537,561
                                                                    -----------

          DATA PROCESSING/MANAGEMENT (2.71%)
  76,500  Acxiom Corp.*                                               1,176,570
  55,300  SEI Investments Company                                     1,503,054
                                                                    -----------
                                                                      2,679,624
                                                                    -----------

          E-COMMERCE/SERVICES (0.66%)
  76,500  WebMD Corp.*                                                  654,075
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          PW SEQUOIA FUND L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

          COMMON STOCK (CONTINUED)
          ------------------------

          ELECTRIC PRODUCTS-MISCELLANEOUS (2.15%)
 356,100  GrafTech International Ltd.*, (a)                         $ 2,122,356
                                                                    -----------


          ELECTRONIC COMPONENTS - MISCELLANEOUS (1.72%)
  23,200  Jabil Circuit, Inc.*                                          415,744
 110,100  Sanmina-SCI Corp.*                                            494,349
  73,100  Signal Technology Corp.*, (a)                                 788,018
                                                                    -----------
                                                                      1,698,111
                                                                    -----------

          ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.71%)
 115,900  Microsemi Corp.*                                              705,831
                                                                    -----------


          ENTERPRISE SOFTWARE/SERVICES (1.59%)
  30,100  BEA Systems, Inc.*                                            345,247
  90,400  Informatica Corp.*                                            520,704
 140,000  Legato Systems, Inc.*                                         704,200
                                                                    -----------
                                                                      1,570,151
                                                                    -----------

          FINANCE-INVEST BANKER/BROKER (1.55%)
  68,600  Investment Technology Group, Inc.*                          1,533,896
                                                                    -----------



          FUNERAL SERVICES & RELATED ITEMS (2.08%)
 369,200  Stewart Enterprises, Inc.-Class A*                          2,056,813
                                                                    -----------

          GOLD MINING (0.57%)
  44,600  Goldcorp Inc.                                                 567,312
                                                                    -----------

          INSURANCE BROKERS (0.83%)
  28,600  Willis Group Holdings Ltd.*                                   819,962
                                                                    -----------

          INTERNET SECURITY (3.07%)
 138,800  Network Associates, Inc.*                                   2,233,292
  99,700  VeriSign, Inc.*                                               799,594
                                                                    -----------
                                                                      3,032,886
                                                                    -----------

     The preceding notes are an integral part of these financial statements.

                                                          PW SEQUOIA FUND L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

          COMMON STOCK (CONTINUED)
          ------------------------

          INVESTMENT MANAGEMENT/ADVISORY SERVICES (1.29%)
  65,000  Waddell & Reed Financial, Inc.-Class A                    $ 1,278,550
                                                                    -----------

          MACHINERY - GENERAL INDUSTRY (1.15%)
  55,200  Albany International Corp.-Class A, (a)                     1,140,432
                                                                    -----------

          MEDICAL - DRUGS (0.29%)
  10,400  MedImmune, Inc.*                                              282,568
                                                                    -----------

          MEDICAL INSTRUMENTS (0.57%)
  13,200  Boston Scientific Corp.*, (a)                                 561,264
                                                                    -----------

          MEDICAL-HOSPITALS (2.08%)
  99,800  Community Health Systems, Inc.*, (a)                        2,054,882
                                                                    -----------

          NON-HAZARDOUS WASTE DISPOSAL (0.54%)
  13,780  Waste Connections, Inc.*                                      532,046
                                                                    -----------

          OIL & GAS DRILLING (3.54%)
  30,300  ENSCO International, Inc.                                     892,335
  54,000  GlobalSantaFe Corp.                                         1,313,280
 324,800  Grey Wolf, Inc.*                                            1,295,952
                                                                    -----------
                                                                      3,501,567
                                                                    -----------

          OIL COMPANIES - EXPLORATION & PRODUCTION (2.22%)
  59,700  Ocean Energy, Inc., (a)                                     1,192,209
  40,500  XTO Energy, Inc.                                            1,000,350
                                                                    -----------
                                                                      2,192,559
                                                                    -----------


          OIL FIELD MACHINERY & EQUIPMENT (1.03%)
  46,500  National-Oilwell, Inc.*                                     1,015,560
                                                                    -----------

          OIL-FIELD SERVICES (1.21%)
 105,540  Core Laboratories N.V.*                                     1,197,879
                                                                    -----------

     The preceding notes are an integral part of these financial statements.

                                                          PW SEQUOIA FUND L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

          COMMON STOCK (CONTINUED)
          ------------------------

          PHARMACY SERVICES (1.39%)
  84,200  Caremark Rx, Inc.*, (a)                                   $ 1,368,250
                                                                    -----------

          RENTAL AUTO/EQUIPMENT (0.67%)
  61,500  United Rentals, Inc.*                                         661,740
                                                                    -----------

          RETAIL - DISCOUNT (3.78%)
  74,800  BJ's Wholesale Club, Inc.*                                  1,368,840
  96,100  Dollar Tree Stores, Inc.*                                   2,361,177
                                                                    -----------
                                                                      3,730,017
                                                                    -----------

          RETAIL - MAIL ORDER (1.40%)
  51,000  Williams - Sonoma, Inc.*, (a)                               1,384,650
                                                                    -----------

          RETAIL-APPAREL/SHOE (0.53%)
  37,800  American Eagle Outfitters, Inc.*                              520,884
                                                                    -----------

          SCHOOLS (0.57%)
  14,800  Corinthian Colleges, Inc.*                                    560,328
                                                                    -----------

          SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (1.66%)
  78,600  Power Integrations, Inc.*                                   1,336,200
 138,600  Vitesse Semiconductor Corp.*                                  302,841
                                                                    -----------
                                                                      1,639,041
                                                                    -----------

          SEMICONDUCTOR EQUIPMENT (0.93%)
 125,800  Mykrolis Corp.*                                               918,340
                                                                    -----------

          SUPERCONDUCTOR PRODUCTS & SYSTEMS (0.55%)
  27,400  Intermagnetics General Corp.*                                 538,136
                                                                    -----------

          TELECOMMUNICATIONS EQUIPMENT (0.74%)
  83,200  Anaren, Inc.*                                                 732,160
                                                                    -----------

          TEXTILE - APPAREL (1.48%)
 279,200  Unifi, Inc.*, (a)                                           1,465,800
                                                                    -----------

     The preceding notes are an integral part of these financial statements.

                                                          PW SEQUOIA FUND L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

          COMMON STOCK (CONTINUED)
          ------------------------

          THEATERS (1.45%)
 161,500  AMC Entertainment, Inc., (a)                              $ 1,429,275
                                                                    -----------

          TOYS (3.61%)
 308,600  Hasbro, Inc., (a)                                           3,564,330
                                                                    -----------

          TRANSPORT-AIR FREIGHT (1.49%)
 103,100  EGL, Inc.*                                                  1,469,175
                                                                    -----------

          TRANSPORTATION - MARINE (0.69%)
  16,700  Teekay Shipping Corp.                                         679,690
                                                                    -----------

          TRANSPORTATION - TRUCK (2.72%)
 134,200  Swift Transportation Co., Inc.*                             2,686,416
                                                                    -----------

          WIRELESS EQUIPMENT (0.35%)
  64,300  Powerwave Technologies, Inc.*                                 347,220
                                                                    -----------

          TOTAL COMMON STOCK (COST $63,721,144)                      64,635,730
                                                                    -----------

          INVESTMENTS IN SECURITIES (COST $63,721,144)               64,635,730
                                                                    -----------

          SECURITIES SOLD, NOT YET PURCHASED  ((7.86)%)
          ---------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED ((7.86)%)
          ----------------------------------------------

          APPLICATIONS SOFTWARE ((0.33)%)
  20,900  SERENA Software Inc.*                                        (330,011)
                                                                    -----------

          AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((1.35)%)
  28,900  PACCAR, Inc.*                                              (1,333,157)
                                                                    -----------

          BUILDING PRODUCTION - AIR & HEATING ((0.29)%)
  23,100  Lennox International, Inc.*                                  (289,905)
                                                                    -----------

          COMMERCIAL BANKS EASTERN US ((1.56)%)
  35,700  Commerce Bancorp, Inc.*                                    (1,541,883)
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          PW SEQUOIA FUND L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          ------------------------------------------------

          COMPUTER AIDED DESIGN ((0.26)%)
  12,600  ANSYS, Inc.*                                              $  (254,520)
                                                                    -----------

          CONSUMER PRODUCTS-MISCELLANEOUS ((1.45)%)
  30,800  Fortune Brands, Inc.*                                      (1,432,508)
                                                                    -----------

          DISTRIBUTION/WHOLESALE ((0.99)%)
  35,900  Hughes Supply, Inc.*                                         (980,788)
                                                                    -----------

          E-SERVICES/CONSULTING ((0.31)%)
  14,500  Websense, Inc.*                                              (309,734)
                                                                    -----------

          ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.19)%)
  13,500  OmniVision Technologies, Inc.*                               (183,195)
                                                                    -----------

          MEDICAL - HMO ((0.65)%)
  17,500  Oxford Health Plans, Inc.*                                   (637,875)
                                                                    -----------

          RETAIL - RESTAURANTS ((0.48)%)
  18,600  California Pizza Kitchen, Inc.*                              (468,720)
                                                                    -----------

          TOTAL COMMON STOCK SOLD, NOT YET PURCHASED                 (7,762,296)
          (PROCEEDS $(8,033,532))                                   -----------

          SECURITIES SOLD, NOT YET PURCHASED                         (7,762,296)
          (PROCEEDS $(8,033,532))                                   -----------

  TOTAL INVESTMENTS IN SECURITIES AND SECURITIES
  SOLD, NOT YET PURCHASED -- 57.57%                                  56,873,434
                                                                    -----------
  OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 42.43%              41,921,138
                                                                    -----------

  TOTAL NET ASSETS -- 100.00%                                       $98,794,572
                                                                    ===========


*  Non-income producing security.
(a)Partially or wholly held ($15,390,434 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.




     The preceding notes are an integral part of these financial statements.
                                                                              16

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length-since    Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas      Length-since    Alternative Investment Group,
New York, NY 10019                July 2002      since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas      Length-since    President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.